Earnings (Loss) per Share Attributable to Owners of the Controlling Company - Summary of Diluted Earnings Per Share Explanatory (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Diluted earnings per share [abstract]
Profit Attributable To Owners Of Controlling Company	₩ (3,071,564,667,651)	₩ 1,186,182,126,952	₩ (94,852,991,844)
Adjustments: Interest expenses of convertible bond, net of income tax		11,382,390,353
Loss on fair value valuation of convertible bond, net of income tax		50,521,798,972
Diluted profit attributable to owners of the Controlling Company		₩ 1,248,086,316,277
Weighted-average number of common stocks outstanding, after adjustment		398,804,698
Diluted earnings per share		₩ 3,130